Sarah R. Crespi State Street 1 Lincoln Street Mail Stop SUM0703 Boston, MA 02111 Tel +1 617 662 2641 Sarah.Crespi@StateStreet.com

June 28, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated June 28, 2019, do not differ from those contained in Post-Effective Amendment No. 2,138 to the Trust’s Registration Statement on Form N-1A, filed electronically on June 21, 2019:

iShares 1-3 Year Treasury Bond ETF

iShares 3-7 Year Treasury Bond ETF

iShares 7-10 Year Treasury Bond ETF

iShares 10-20 Year Treasury Bond ETF

iShares 20+ Year Treasury Bond ETF

iShares Agency Bond ETF

iShares Broad USD Investment Grade Corporate Bond ETF

iShares California Muni Bond ETF

iShares Core 5-10 Year USD Bond ETF

iShares Core 10+ Year USD Bond ETF

iShares Core U.S. Aggregate Bond ETF

iShares Edge High Yield Defensive Bond ETF

iShares Edge Investment Grade Enhanced Bond ETF

iShares ESG 1-5 Year USD Corporate Bond ETF

iShares ESG U.S. Aggregate Bond ETF

iShares ESG USD Corporate Bond ETF

iShares Government/Credit Bond ETF

iShares High Yield High Beta ETF

iShares High Yield Low Beta ETF

iShares iBoxx $ High Yield Corporate Bond ETF

iShares iBoxx $ Investment Grade Corporate Bond ETF

iShares Intermediate Government/Credit Bond ETF

iShares Intermediate-Term Corporate Bond ETF

iShares Long-Term Corporate Bond ETF

iShares MBS ETF

iShares National Muni Bond ETF

iShares New York Muni Bond ETF

iShares Short-Term Corporate Bond ETF

iShares Short-Term National Muni Bond ETF

iShares Short Treasury Bond ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary

cc: Benjamin J. Haskin, Esq.